SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	7. SUBSEQUENT EVENTS The Company has no material subsequent events.